Unaudited Condensed Consolidated Statements of Comprehensive Income In Thousands, except Per Share data, unless otherwise specified	3 Months Ended			6 Months Ended
	Sep. 30, 2014 USD ($)	Sep. 30, 2014 CNY	Sep. 30, 2013 CNY	Sep. 30, 2014 USD ($)	Sep. 30, 2014 CNY	Sep. 30, 2013 CNY
Unaudited Condensed Consolidated Statements of Comprehensive Income
Revenues	$ 24,784	152,122	141,635	$ 49,764	305,453	270,356
Direct costs	(4,944)	(30,348)	(27,360)	(9,795)	(60,124)	(51,852)
Gross profit	19,840	121,774	114,275	39,969	245,329	218,504
Operating expenses
Research and development	(380)	(2,330)	(2,310)	(787)	(4,829)	(4,833)
Sales and marketing	(5,043)	(30,953)	(27,633)	(10,214)	(62,696)	(56,057)
General and administrative	(5,055)	(31,028)	(28,042)	(9,804)	(60,174)	(55,444)
Total operating expenses	(10,478)	(64,311)	(57,985)	(20,805)	(127,699)	(116,334)
Operating income	9,362	57,463	56,290	19,164	117,630	102,170
Other expense, net
Interest income	766	4,704	4,312	1,461	8,970	8,494
Interest expense	(4,107)	(25,209)	(16,461)	(8,163)	(50,104)	(31,219)
Exchange gain/(loss)	(30)	(182)	69		(2)	(55)
Dividend income				195	1,196	8,722
Others	111	680	514	211	1,297	1,044
Total other expense, net	(3,260)	(20,007)	(11,566)	(6,296)	(38,643)	(13,014)
Income before income tax	6,102	37,456	44,724	12,868	78,987	89,156
Income tax expense	(1,664)	(10,214)	(19,706)	(3,609)	(22,151)	(31,079)
Net income	4,438	27,242	25,018	9,259	56,836	58,077
Net income attributable to non-controlling interests	1	7	(114)	24	149	(267)
Net income attributable to China Cord Blood Corporation's shareholders	4,439	27,249	24,904	9,283	56,985	57,810
Net income per share: Attributable to ordinary shares
Basic	$ 0.06	0.35	0.33	$ 0.12	0.72	0.73
Diluted	$ 0.06	0.35	0.33	$ 0.12	0.72	0.73
Other comprehensive income
Net effect of foreign currency translation, net of nil tax	149	913	2,789	235	1,442	9,594
Net unrealized gain/(loss) in available-for-sale equity securities, net of nil tax	(1,437)	(8,818)	59,220	(703)	(4,312)	83,558
Comprehensive income	3,150	19,337	87,027	8,791	53,966	151,229
Comprehensive income attributable to non-controlling interests	1	7	(114)	24	149	(267)
Comprehensive income attributable to China Cord Blood Corporation's shareholders	$ 3,151	19,344	86,913	$ 8,815	54,115	150,962